Share-Based and Other Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-Based and Other Compensation Plans
Note 3	Share-Based and Other Compensation Plans

On May 6, 2009, the board of directors of Intelsat Global adopted the amended and restated Intelsat Global, Ltd. 2008 Share Incentive Plan (the “2008 Share Plan”). The 2008 Share Plan was adopted by our new parent holding company, Intelsat Global Holdings, by an amendment effective as of March 30, 2012. The 2008 Share Plan provides for a variety of equity-based awards with respect to Class A common shares (the “Class A Shares”), and Class B common shares (the “Class B Shares” and, together with the Class A Shares, the “Common Shares”), including non-qualified share options, incentive share options (within the meaning of Section 422 of the United States Internal Revenue Service Tax Code), restricted share awards, restricted share unit awards, share appreciation rights, phantom share awards and performance-based awards.

Due to the expiration of certain repurchase features that are contained within the 2008 Share Plan, we changed the classification of certain executive officers’ awards from liability classified awards to equity classified awards in the first quarter of 2011. The change was accounted for in a manner similar to that of a modification in accordance with FASB ASC Topic 718, Compensation—Stock Compensation, and did not have a material impact on our condensed consolidated balance sheet.

During the nine months ended September 30, 2012, Intelsat Global Holdings repurchased 14,231 vested Class A share options and 16,482 vested Class B common shares. Intelsat Global Holdings did not grant equity-based awards under the 2008 Share Plan during the nine months ended September 30, 2012. We recorded compensation expense of $4.0 million and $4.4 million during the nine months ended September 30, 2011 and 2012, respectively, related to our share-based awards.

Note 4	Share-Based and Other Compensation Plans

2008 Share Plan

On May 6, 2009, the board of directors of Intelsat Global adopted the amended and restated Intelsat Global, Ltd. 2008 Share Incentive Plan (the “2008 Share Plan”). The 2008 Share Plan provides for a variety of equity-based awards with respect to Class A common shares (the “Class A Shares”), and Class B common shares (the “Class B Shares” and, together with the Class A Shares, the “Common Shares”), including non-qualified share options, incentive share options (within the meaning of Section 422 of the United States Internal Revenue Service Tax Code), restricted share awards, restricted share unit awards, share appreciation rights, phantom share awards and performance-based awards.

A total of 1,689,975 Common Shares may be issued under the 2008 Share Plan, provided, however, that no more than 946,386 Class B Shares may be issued under the 2008 Share Plan. Class A Shares may be issued pursuant to any type of award; however, Class B Shares may only be issued pursuant to restricted share awards. Additionally, 438,827 Class A Shares shall be available for issuance pursuant to the vesting and/or exercise of certain options and restricted share awards (the “Rollover Awards”) previously granted under the Intelsat Holdings, Ltd. 2005 Share Incentive Plan (the “2005 Share Plan”). To the extent that any award, other than the Rollover Awards, terminates, expires, or lapses for any reason, or is settled in cash without delivery of shares (or, in the case of restricted shares, without vesting) to the participant, then any shares subject to the award may be used again for new grants under the 2008 Share Plan. All equity based awards are for shares in our indirect parent, Intelsat Global, and therefore the costs related to these equity-based awards are reflected as capital contributions in the form of liabilities assumed by the parent in the accompanying statements of shareholder’s equity (deficit).

Because our equity is privately held, we estimate the fair market value of equity at each reporting period in order to properly record stock compensation expense. We estimate the fair market value using a combination of income and market approaches.

(i) Rollover Shares

In connection with the adoption of the 2008 Share Plan, 293,926 Class A Shares previously granted pursuant to the 2005 Share Plan, of which 228,976 Class A Shares had been awarded to certain executive officers (the “Rollover Executive Officers”) under employment agreements, became subject to new Class A restricted share agreements and the provisions of the 2008 Share Plan. Prior to 2011, these rollover shares were classified as a liability of Intelsat Global due to certain repurchase features in the 2008 Share Plan and the new Class A restricted share agreements. During 2011, in accordance with the terms of the agreements with the Rollover Executive Officers, the repurchase features expired. This change in repurchase features resulted in these awards being reclassified as equity awards during 2011. Rollover shares held by other awardees continue to be accounted for at fair value as liability awards due to the ongoing repurchase features. All of the rollover shares were vested at December 31, 2011.

For the years ended December 31, 2009 and 2010 we recorded compensation expense of $30.9 million and $10.4 million, respectively, related to the rollover shares. No compensation expense related to the rollover shares was recorded for the year ended December 31, 2011.

(ii) Rollover Options

On February 4, 2008, in connection with the New Sponsors Acquisition, certain unvested share-based compensation arrangements (“SCAs”) of Intelsat Holdings under the 2005 Share Plan were rolled over into new SCAs of Intelsat Global. In connection with the adoption of the 2008 Share Plan in May 2009, these SCAs of Intelsat Global became subject to new option agreements and the provisions of the 2008 Share Plan.

Holders of these options who terminate employment with Intelsat Global or its subsidiaries will forfeit any unvested options. Additionally, the option agreements have certain repurchase features which provide Intelsat Global, based on the reason for termination, with the right to repurchase any vested options, and any shares issued upon exercise of vested options, at a price equal to either the fair market value of the shares at resignation or $100.00 per share based on the reason for termination, less the applicable exercise price of $25.00 per share. Unless earlier terminated pursuant to the terms of the option agreements, the rollover options will expire on varying dates, the latest of which is January 17, 2017.

For the years ended December 31, 2009, 2010 and 2011, we recorded compensation expense of $12.1 million, $0.3 million and $0.4 million, respectively related to the rollover options. At December 31, 2011, vested rollover options had an aggregate intrinsic value of $10.6 million.

A summary of the changes in Intelsat Global’s rollover options outstanding during the year ended December 31, 2011 is set forth below:

	Options	Weighted average exercise price
Rollover options outstanding at December 31, 2010	147,247	$25.00
Cancelled and returned for cash	(6,009)	$25.00

Rollover options outstanding at December 31, 2011	141,238	$25.00

Rollover options exercisable at December 31, 2011	141,238	$25.00
(remaining average contractual term of approximately 5 years)

(iii) Class B Share Grants

In connection with the adoption of the 2008 Share Plan, 900,249 Class B Shares were awarded to employees of Intelsat Global and its subsidiaries. These shares are subject to transfer, vesting and other restrictions set forth in the applicable Class B restricted share agreements, as described below.

Class B Share Grants to Certain Executive Officers

480,830 Class B Shares were issued to certain of our executive officers (the “Class B Executive Officers”) as of May 6, 2009. Generally, five-sevenths of these Class B Shares are subject to time vesting, with 25% of the shares vested as of the date of grant and the remaining shares vesting in equal monthly installments of 1/45th per month commencing June 4, 2009 (the “Executive Officer Class B Time-Vesting Shares”). With respect to Class B Executive Officers with a date of hire after February 4, 2008, 10% of the Executive Officer Class B Time-Vesting Shares vest six months after the date of hire and the remaining shares vest in equal monthly installments of 1/54th per month thereafter. The remaining Class B Shares are subject to annual performance-based vesting upon the achievement of certain adjusted EBITDA and revenue goals for 2008 and 2009 (and 2010 for individuals hired after the first quarter of 2008), as defined in the applicable agreements, subject to catch-up vesting upon achievement of targets in later years (the “Executive Officer Class B Performance Shares”). The adjusted EBITDA and revenue targets for 2008, 2009 and 2010 were met.

In the event of a change in control, as defined in the 2008 Share Plan, the Executive Officer Class B Time-Vesting Shares become fully vested, and the Executive Officer Class B Performance Shares vest if certain principal shareholders of Intelsat Global, as defined in the applicable agreements (the “Principal Shareholders”), receive a three times multiple on their investment (four times if the change in control occurs after February 4, 2015).

Prior to 2011, the Class B share grants to the Class B Executive Officers were classified as a liability of Intelsat Global due to certain repurchase features in the 2008 Share Plan and the applicable restricted share agreements. During 2011, in accordance with the terms of the agreements with the Class B Executive Officers, the repurchase features expired. This change in repurchase features resulted in these awards being reclassified as equity awards during 2011.

During the years ended December 31, 2009, 2010 and 2011, we recorded compensation expense of $13.5 million, $6.8 million and $4.6 million, respectively, based on the fair value of the Class B shares. At December 31, 2011, there was $5.4 million of unrecognized compensation cost associated with the Executive Officer Class B Time-Vesting Shares, which is expected to be recognized over the remaining vesting period of 2 years.

A summary of the changes in Intelsat Global’s restricted Class B Shares for the Class B Executive Officers during the year ended December 31, 2011 is set forth below:

	Shares	Grant date fair value per Share
Total non-vested Class B Shares at December 31, 2010	166,117	$10.73
Vested	(77,335)	$10.73

Total non-vested Class B Shares at December 31, 2011	88,782	$10.73

(remaining average contractual term of approximately 2 years)

Class B Share Grants to All Other Awardees

419,419 restricted Class B Shares were issued effective as of May 8, 2009 to certain other members of management and key employees of Intelsat Global and its subsidiaries. Generally, five-sevenths of these Class B Shares are subject to time vesting, with 10% of the shares generally vesting six months after the later of February 4, 2008 or the date of hire, and the remaining shares vesting in equal monthly installments of 1/54th per month thereafter (the “Management Class B Time-Vesting Shares”). The remaining Class B Shares are subject to annual performance-based vesting upon the achievement of certain adjusted EBITDA and revenue goals for 2008 and 2009 (and 2010 for individuals hired after the first quarter of 2008), as defined in the applicable agreements, subject to catch-up vesting upon achievement of targets in later years (the “Management Class B Performance Shares”). The adjusted EBITDA and revenue targets for 2008, 2009 and 2010 were met.

In the event of a change in control, as defined in the applicable agreement, the Management Class B Time-Vesting Shares become fully vested, and the Management Class B Performance Shares vest if the Principal Shareholders receive a three times multiple on their investment (four times if the change in control occurs after February 4, 2015).

Class B Shares held by employees can be repurchased at par value of $0.01 per share in the event of voluntary termination by the employee and other defined circumstances. Since these repurchase features enable Intelsat Global to recover the shares without transferring any appreciation in value if the employee were to terminate voluntarily, the Class B Shares to other awardees were not deemed to be granted under the provisions of ASC Topic 718. No compensation expense has been recorded in connection with these awards. During the year ended December 31, 2011, we repurchased 12,873 vested Class B shares at par value.

(iv) Class A Share Option Grants and SCAs

In connection with the adoption of the 2008 Share Plan, 707,351 Intelsat Global Class A SCAs were awarded to employees of Intelsat Global and its subsidiaries at an exercise price of $100 per share and 377,795 Class A share options were awarded to certain of our executive officers under option agreements at an exercise price of $100 per share. These awards are subject to transfer, vesting and other restrictions set forth in the various agreements. During the years ended December 31, 2010 and 2011, an additional 35,700 and 14,400 Intelsat Global Class A SCAs were awarded to employees at an exercise price of $122.06 and $161.84 per share, respectively.

Class A Share Option Grants to Certain Executive Officers

Approximately 55% of these options will vest based upon the achievement of certain adjusted EBITDA and revenue goals for 2010, 2011 and 2012 (and 2013 for individuals hired after the first quarter of 2008), as defined in the applicable agreements, subject to catch-up vesting upon achievement of targets in later years or if the Principal Shareholders receive a three times multiple on their investment (four times if the change in control occurs after February 4, 2015) in connection with a change in control. The adjusted EBITDA and revenue targets for 2010 were met. The 2011 targets were not met. Approximately 45% of these options will vest upon the occurrence of a change in control or other realization event based upon a sliding scale of return on the Principal Shareholders’ investment from 3.3 times to 4.1 times. The options generally expire on the earliest to occur of: (i) February 4, 2018, (ii) 90 days following resignation without good reason, (iii) one year following termination without cause or for good reason or upon death or disability and (iv) the date of termination for cause. The Class A Shares acquired upon exercise of the options are subject to repurchase rights similar to the rights specified in the executive officer’s Class B restricted share agreement.

We calculated compensation expense for these options based on the performance-based vesting criteria specified in the applicable agreements, including the meeting of certain of the goals as of December 31, 2011. These option grants are classified as a liability of Intelsat Global. During the years ended December 31, 2009, 2010 and December 31, 2011, we recorded compensation expense of $0.5 million, $3.2 million and $3.4 million, respectively, related to these options. At December 31, 2011, outstanding Class A share options granted to certain executive officers had an aggregate intrinsic value of $34.0 million. At December 31, 2011, vested Class A share options granted to certain executive officers had an aggregate intrinsic value of $5.4 million.

A summary of the changes in Intelsat Global’s Class A share option grants for certain executive officers during the year ended December 31, 2011 is set forth below:

		Weighted average
	Options	exercise price
Class A share options outstanding at December 31, 2010	377,795	$100.00
Class A share options outstanding at December 31, 2011	377,795	$100.00

Class A share options exercisable at December 31, 2011	60,045	$100.00
(remaining average contractual term of approximately 7 years)

Class A SCAs for All Other Employees

Approximately 55% of the Intelsat Global Class A SCAs will vest based upon the achievement of certain adjusted EBITDA and revenue goals for 2010, 2011 and 2012 (and beyond for individuals hired after the first quarter of 2008), as defined in the applicable agreements, subject to catch-up vesting in certain circumstances, including upon achievement of targets in later years or if the Principal Shareholders receive a three times multiple on their investment (four times if the change in control occurs after February 4, 2015) in connection with a change in control, as defined. The adjusted EBITDA and revenue targets for 2010 were met. The 2011 targets were not met. Approximately 45% of the Intelsat Global Class A SCAs will vest upon the occurrence of a change in control or other realization event based upon a sliding scale of return on the Principal Shareholders’ investment from 3.3 times to 4.1 times. The Intelsat Global Class A SCAs generally expire on the earliest to occur of: (i) ten years from grant date, (ii) 90 days following termination of employment, other than as a result of death or disability, (iii) one year following termination upon death or disability and (iv) the date of termination for cause. The Intelsat Global Class A SCAs also contain restrictive covenants similar to those contained in the agreements governing the restricted Class B Share grants.

Any Class A Shares held by employees as a result of the exercise of the Intelsat Global Class A SCAs can be repurchased at the lesser of fair market value and the exercise price in the event of voluntary termination by the employee and other defined circumstances. Since these repurchase features enable Intelsat Global to recover the shares without transferring any appreciation in value if the employee were to terminate voluntarily, the Intelsat Global Class A SCAs were not deemed to be granted under the provisions of ASC Topic 718. No compensation expense has been recorded in connection with these awards.